Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
At U.S. statutory tax rate	21.00%
State income taxes	(1.10%)
Foreign rate differential	0.30%
Pass-through loss / (income)	(14.30%)
Noncontrolling interest	(2.70%)
Change in valuation allowance	(3.50%)
Warrants remeasurement	(1.40%)
Other	0.10%
Total income tax expense (benefit)	(1.60%)